Offerings - Offering: 1	Dec. 04, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	251,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 251,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34.66
Offering Note	None